FINANCIAL RISK MANAGEMENT - Disclosure of capital management (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Risk Management [Abstract]
Cash	$ (236,767)	$ (85,110)	$ (53,198)
Current portion of long-term debt	18,305	17,617
Long-term debt	513,444	345,787
Net debt	294,982	278,294
Shareholders equity	$ 358,518	$ 317,372	$ 301,686